UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Tahitromos, L.L.C.
Address: 9 West 57th Street, Suite 4605
         New York, NY  10019

13F File Number:  028-12704

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Mark Nikiper
Title:     Vice President
Phone:     212-303-5793

Signature, Place, and Date of Signing:

      /s/ Mark Nikiper     New York, NY     November 05, 2008

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     37

Form13F Information Table Value Total:     $129,824 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERON INTL INC                COM              030710107     1913    26700 SH       SOLE                    26700        0        0
BANKATLANTIC BANCORP           CL A             065908501      174    91705 SH       SOLE                    91705        0        0
BON-TON STORES INC             COM              09776J101     1211   445373 SH       SOLE                   445373        0        0
BRUSH ENGINEERED MATLS INC     COM              117421107     1492    80349 SH       SOLE                    80349        0        0
CECO ENVIRONMENTAL CORP        COM              125141101     1313   331441 SH       SOLE                   331441        0        0
COSI INC                       COM              22122P101     1458   740345 SH       SOLE                   740345        0        0
DONNELLEY R R & SONS CO        COM              257867101      724    29500 SH       SOLE                    29500        0        0
EAGLE ROCK ENERGY PARTNERS L   UNIT             26985R104     8494   806678 SH       SOLE                   806678        0        0
ENERSYS                        COM              29275Y102     6914   350782 SH       SOLE                   350782        0        0
FORD MTR CO DEL                COM PAR $0.01    345370860     8996  1703093 SH       SOLE                  1703093        0        0
GENCORP INC                    COM              368682100     1560   231503 SH       SOLE                   231503        0        0
GEORGIA GULF CORP              COM PAR $0.01    373200203      544   217409 SH       SOLE                   217409        0        0
GOODYEAR TIRE & RUBR CO        COM              382550101    15184   991791 SH       SOLE                   991791        0        0
INTEGRATED ELECTRICAL SVC      COM              45811E301     2312   131655 SH       SOLE                   131655        0        0
LEAP WIRELESS INTL INC         COM NEW          521863308     4592   120523 SH       SOLE                   120523        0        0
LEVEL 3 COMMUNICATIONS INC     COM              52729N100     5605  2075808 SH       SOLE                  2075808        0        0
MARVELL TECHNOLOGY GROUP LTD   ORD              G5876H105     3176   341462 SH       SOLE                   341462        0        0
MIDWESTONE FINL GROUP INC NE   COM              598511103      295    21225 SH       SOLE                    21225        0        0
NACCO INDS INC                 CL A             629579103     1741    18423 SH       SOLE                    18423        0        0
NATIONAL FUEL GAS CO N J       COM              636180101    11537   273526 SH       SOLE                   273526        0        0
OM GROUP INC                   COM              670872100     3722   165438 SH       SOLE                   165438        0        0
PILGRIMS PRIDE CORP            COM              721467108      336   134900 SH       SOLE                   134900        0        0
POWERSECURE INTL INC           COM              73936N105      670   110640 SH       SOLE                   110640        0        0
QUALCOMM INC                   COM              747525103     5908   137485 SH       SOLE                   137485        0        0
QUANTA SVCS INC                COM              74762E102     2739   101400 SH       SOLE                   101400        0        0
SMITHFIELD FOODS INC           COM              832248108     2379   149780 SH       SOLE                   149780        0        0
STERLING FINL CORP WASH        COM              859319105     1903   131275 SH       SOLE                   131275        0        0
SUN MICROSYSTEMS INC           COM NEW          866810203     4746   624450 SH       SOLE                   624450        0        0
TEREX CORP NEW                 COM              880779103     2117    69375 SH       SOLE                    69375        0        0
TFS FINL CORP                  COM              87240R107     1669   133298 SH       SOLE                   133298        0        0
THOMAS & BETTS CORP            COM              884315102     5677   145295 SH       SOLE                   145295        0        0
TIMKEN CO                      COM              887389104     4805   169477 SH       SOLE                   169477        0        0
TRINITY INDS INC               COM              896522109     5261   204474 SH       SOLE                   204474        0        0
TYSON FOODS INC                CL A             902494103      838    70180 SH       SOLE                    70180        0        0
UAL CORP                       COM NEW          902549807     5798   659668 SH       SOLE                   659668        0        0
UCBH HOLDINGS INC              COM              90262T308      562    87640 SH       SOLE                    87640        0        0
WESTMORELAND COAL CO           COM              960878106     1459    92367 SH       SOLE                    92367        0        0